23 Insurance contracts and contingencies (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of types of insurance contracts [line items]
Balance as of beginning of the year	R$ 3,465	R$ 1,720	R$ 2,311
Business combinations	4,372	2,089
Additions	2,245	13	2
Reversals	(4,813)	(357)	(593)
Balances as of end of the year	5,269	3,465	1,720
Legal Proceedings and Contingencies [Member] | Labour [Member]
Disclosure of types of insurance contracts [line items]
Balance as of beginning of the year	2,233	297	890
Business combinations	3,301	2,089
Additions	737	13
Reversals	(3,770)	(166)	(593)
Balances as of end of the year	2,501	2,233	297
Legal Proceedings and Contingencies [Member] | Civil [Member]
Disclosure of types of insurance contracts [line items]
Balance as of beginning of the year	1,232	1,423	1,421
Business combinations	1,071
Additions	1,508		2
Reversals	(1,043)	(191)
Balances as of end of the year	R$ 2,768	R$ 1,232	R$ 1,423